Description of the business and summary of significant accounting policies - financial instruments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenue recognition
Discounts, payment incentives, bonuses or other variable considerations	$ 0
Non-ticket revenues
Expected credit losses on accounts receivable		$ 1,672	$ 795	$ 636
Minimum
Revenue recognition
Term of trade receivables	1 day	1 day
Maximum
Revenue recognition
Term of trade receivables	2 days	2 days